ASSET PURCHASE AGREEMENT (Tables)	12 Months Ended
Sep. 30, 2024
ASSET PURCHASE AGREEMENT
Schedule of consideration paid for asset acquisition

Cash	$625,000
37,500 Company shares at $25.40/share (share price on July 12, 2023)	952,500
Direct transaction costs	437,360
Total consideration paid for acquiring Spindle RNAP enzyme platform	$2,014,860